Financial instruments by category (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Amortized cost:
Payables to third parties	R$ 21,534,388	R$ 18,072,898
Trade payables	513,920	449,102
Payables to related parties	476,805	593,906
Deposits	16,188,440	11,995,288	R$ 3,133,996
Deposits at amortised cost	14,546,518	11,995,288
Borrowings	189,427	0
Contract liabilities	146,184	143,528
Other payables	262,074	202,797
Fair value through profit or loss
Purchase of financial instruments, classified as investing activities	17,631	161,050
Total financial liabilities	R$ 39,352,183	R$ 31,479,808